Long-term investments - Cost and Equity method investment (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 15, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term investments
Total consideration paid					¥ 54,259,000	¥ 10,821,000
Impairment from long-term investments						2,000,000
Share of loss from equity method investments				$ 386	2,652,000	2,455,000
Cost Method
Long-term investments
Carrying value of equity investments without readily determinable fair value		¥ 35,000,000			35,000,000
Impairment from long-term investments					0
Chongqing Fullerton | Cost Method
Long-term investments
Total consideration paid		¥ 35,000,000
Pivot Fintech PTE. Ltd | Equity Method
Long-term investments
Total consideration paid			¥ 8,821,000
Impairment from long-term investments					0	¥ 0
Share of loss from equity method investments					(962,000)
Avatec | Equity Method
Long-term investments
Total consideration paid	¥ 19,259,000
Shareholding interests (as a percent)	40.00%
Impairment from long-term investments					0
Share of loss from equity method investments					¥ (1,690,000)